Income Taxes (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Abstract]
“Expected” tax expense	$ 93,605	$ 1,320,402	$ 290,955
Benefit from domestic manufacturing deduction	0	(177,230)	(13,702)
Nondeductible compensation	93,886		0
State income taxes, net of federal benefit	39,331	62,936	77,042
Loss of permanent deductions due to NOL carryback	54,907	0	0
Other differences, net	66,059	51,227	43,957
Total	$ 347,788	$ 1,257,335	$ 398,252